SFD related costs (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Aircraft Operations
Charter Hire Reimbursements	$ (389,513)	$ (662,383)	$ (613,038)
Lease Payments	412,742	453,101	442,816
Operating Expenses	1,085,640	1,320,352	1,459,536
Aircraft Operations Expense	1,108,869	1,111,070	1,289,314
Survey Projects	115,299	0	1,363,741
Total Survey Expenses	$ 1,224,168	$ 1,111,070	$ 2,653,055